CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Statement [Line Items]
Convertible preferred shares par value	$ 0		$ 0
Convertible preferred shares issued	0		41,883,053
Convertible preferred shares outstanding	0	0	41,883,053	125,343,885
Ordinary shares par value	$ 0.01		$ 0.01
Common shares issued	66,872,785		13,864,344
Common shares outstanding	66,872,785		13,864,344
Mariadb Corporation Ab
Statement [Line Items]
Convertible preferred shares par value			$ 0	$ 0
Convertible preferred shares issued			183,565,242	125,343,885
Convertible preferred shares outstanding			183,565,242	125,343,885
Ordinary shares par value			$ 0.01	$ 0.01
Common shares issued			60,764,711	51,107,130
Common shares outstanding			60,764,711	51,107,130